Goodwill (Tables)	3 Months Ended
Mar. 31, 2020
Reconciliation of changes in goodwill [abstract]
Summary of Change in Carrying Value of Goodwill

The change in carrying value is as follows:

Carrying amount
$
At January 1, 2019	8,210
Impact of foreign exchange rate changes	(160)
At December 31, 2019	8,050
Impact of foreign exchange rate changes	(168)
At March 31, 2020	7,882